Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000025615 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025615 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025615 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025615 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025615 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025615 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025615 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025615 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025615 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025615 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000025617 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025617 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025617 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025617 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025617 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025617 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025617 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025617 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025617 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000201720 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201720 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201720 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000201720 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201720 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201720 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201720 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000201720 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201720 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201720 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000161511 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161511 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161511 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161511 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161511 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161511 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161511 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161511 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161511 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161511 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000025613 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025613 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025613 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025613 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025613 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025613 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025613 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025613 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025613 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025613 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000091959 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000091959 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000091959 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091959 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091959 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091959 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091959 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091959 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091959 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000091959 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000110562 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000110562 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110562 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110562 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110562 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110562 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110562 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000110562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110562 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110563 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000110563 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110563 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110563 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110563 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110563 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110563 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110563 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000110563 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110563 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201721 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201721 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000201721 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201721 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201721 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201721 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000201721 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000201721 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000201721 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201721 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110566 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000110566 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110566 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110566 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110566 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110566 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110566 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110566 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000110566 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110566 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198933 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000198933 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198933 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198933 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198933 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198933 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000198933 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198933 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000198933 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198933 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110564 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000110564 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110564 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110564 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110564 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110564 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110564 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110564 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000110564 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110564 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110565 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000110565 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110565 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110565 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110565 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110565 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000110565 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110565 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000110565 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000110565 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%